UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

October 31, 2015

1.809088.112
NFS-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.7%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 11/6/15, VRDN (a)(b)	$3,200,000	$3,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.07% 11/6/15, VRDN (a)	5,750,000	5,750,000
		8,950,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 11/6/15, VRDN (a)	1,900,000	1,900,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.13% 11/6/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	4,600,000	4,600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.11% 11/2/15, VRDN (a)(b)	300,000	300,000
Series 1994, 0.11% 11/2/15, VRDN (a)(b)	1,100,000	1,100,000
		1,400,000
Florida - 0.1%
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.04% 11/1/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	7,350,000	7,350,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.2% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	300,000	300,000
		7,650,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.22% 11/6/15, VRDN (a)	16,500,000	16,500,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.21% 11/2/15, VRDN (a)	3,800,000	3,800,000
Second Series 1995, 0.19% 11/2/15, VRDN (a)	2,000,000	2,000,000
Series 2013, 0.22% 11/6/15, VRDN (a)	2,400,000	2,400,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.19% 11/2/15, VRDN (a)	1,000,000	1,000,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	6,930,000	6,930,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 11/6/15, VRDN (a)	700,000	700,000
		33,330,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 11/6/15, VRDN (a)	2,000,000	2,000,000
Series 2010 B1, 0.31% 11/6/15, VRDN (a)	2,200,000	2,200,000
		4,200,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 11/6/15, VRDN (a)(b)	3,450,000	3,450,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.35% 11/6/15, VRDN (a)(b)	3,200,000	3,200,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.13% 11/6/15, VRDN (a)(b)	3,100,000	3,100,000
New York - 64.0%
Albany Indl. Dev. Agcy. Ind. Dev. 0.47% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	630,000	630,000
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,240,000	6,239,159
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.03% 11/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	59,000,000	59,000,000
Subseries 2001 2B, 0.02% 11/2/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	16,000,000	16,000,000
New York City Gen. Oblig.:
Participating VRDN:
Series 15 XF0092, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,175,000	14,175,000
Series 15 ZF0197, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series 15 ZF0201, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,435,000	3,435,000
Series BC 13 19U, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,310,000	5,310,000
Series MS 3324, 0.01% 11/6/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,650,000	6,650,000
Series Putters 14 0013, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,330,000	3,330,000
Series Putters 3118, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,180,000	5,180,000
Series Putters 3793, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series Putters 4345, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series ROC II R 14045, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	11,350,000	11,350,000
Series 2004 H1, 0.01% 11/2/15, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
Series 2006 E2, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	14,615,000	14,615,000
Series 2006 I4, 0.01% 11/2/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	29,100,000	29,100,000
Series 2006 I6, 0.01% 11/2/15 (Liquidity Facility Bank of New York, New York), VRDN (a)	1,300,000	1,300,000
Series 2008 J5, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	3,000,000	3,000,000
Series 2008 L5, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	15,500,000	15,500,000
Series 2010 G4, 0.01% 11/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	62,400,000	62,400,000
Series 2011 A4, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,400,000	10,400,000
Series 2012 D3A, 0.01% 11/2/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,315,000	3,315,000
Series 2013 A3, 0.01% 11/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,800,000	7,800,000
Series 2013 F3, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	64,900,000	64,900,000
Series 2014 D3, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	53,400,000	53,400,000
Series 2014 D4, 0.01% 11/2/15, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Series 2015 F6, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	41,850,000	41,850,000
Series 2104 1, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	11,250,000	11,250,000
Series D5, 0.01% 11/2/15, LOC PNC Bank NA, VRDN (a)	7,500,000	7,500,000
Series H2, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,100,000	21,100,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	47,300,000	47,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)(b)	15,500,000	15,500,000
(Grace Towers Dev. Proj.) Series 2005 A, 0.02% 11/6/15, LOC Citibank NA, VRDN (a)(b)	10,000,000	10,000,000
(La Casa del Sol Proj.) Series 2005 A, 0.02% 11/6/15, LOC Citibank NA, VRDN (a)(b)	4,550,000	4,550,000
(Manhattan Court Dev. Proj.) Series A, 0.03% 11/6/15, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Peter Cintron Apts. Proj.) Series C, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	3,700,000	3,700,000
(Related-Upper East Proj.) Series A, 0.02% 11/6/15, LOC Landesbank Baden-Wuert, VRDN (a)(b)	47,000,000	47,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.02% 11/6/15, LOC Citibank NA, VRDN (a)(b)	5,365,000	5,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	13,600,000	13,600,000
(One Columbus Place Dev. Proj.) Series A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	49,200,000	49,200,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.03% 11/6/15, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0097, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,515,000	2,515,000
Series 15 XF0128, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,940,000	8,940,000
Series 15 XF0129, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	23,535,000	23,535,000
Series 2015 ZF0207, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series BA 08 1206, 0.09% 11/6/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,000,000	9,000,000
Series BC 13 16U, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000,000	3,000,000
Series BC 13 3WX, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,810,000	2,810,000
Series EGL 06 74 Class A, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	13,000,000	13,000,000
Series EGL 09 46A, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	9,900,000	9,900,000
Series EGL 14 0043, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
Series Floaters 3129, 0.01% 11/6/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	24,860,000	24,860,000
Series MS 3362, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series MS 3373, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	18,030,000	18,030,000
Series Putters 3223, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,670,000	1,670,000
Series Putters 3384, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875,000	1,875,000
Series Putters 3496Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,050,000	7,050,000
Series Putters 3497Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,025,000	13,025,000
Series Putters 4378, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,715,000	4,715,000
Series RBC O 23, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,265,000	8,265,000
Series ROC II R 11916, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,015,000	5,015,000
Series ROC II R 11931, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	6,815,000	6,815,000
Series ROC II R 11966, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	10,000,000	10,000,000
Series 2001 F1, 0.01% 11/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,700,000	17,700,000
Series 2006 AA-1B, 0.01% 11/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	22,000,000	22,000,000
Series 2009 BB2, 0.01% 11/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,000,000	5,000,000
Series 2011 DD, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,500,000	4,500,000
Series 2011 DD-3A, 0.01% 11/2/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	3,070,000	3,070,000
Series 2012 B2, 0.01% 11/2/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	2,000,000	2,000,000
Series 2012 B3, 0.01% 11/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	9,500,000	9,500,000
Series 2013 AA-1, 0.01% 11/2/15 (Liquidity Facility PNC Bank NA), VRDN (a)	8,400,000	8,400,000
Series 2014 AA, 0.01% 11/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	4,865,000	4,865,000
Series 2016 AA2:
0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	13,000,000	13,000,000
0.01% 11/2/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,000,000	6,000,000
Series FF, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	1,000,000	1,000,000
0.01% 11/2/15 (Liquidity Facility PNC Bank NA), VRDN (a)	12,400,000	12,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 2014 XM0029, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	3,270,000	3,270,000
Series 2015 ZF0185, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,125,000	3,125,000
Series BC 11 7B, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Series BC 11 8B, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,300,000	9,300,000
Series MS 3358, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,165,000	5,165,000
Series MS 3399, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,115,000	2,115,000
Series Putters 3544, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,655,000	10,655,000
Series Putters 4043, 0.05% 11/2/15 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	2,730,000	2,730,000
Series Putters 4084Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,850,000	3,850,000
Series Putters 4331, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,240,000	3,240,000
Series Putters 4399, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series RBC O 65, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500,000	4,500,000
Series ROC II R 11994, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	8,880,000	8,880,000
Series ROC II R 14082, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	6,380,000	6,380,000
Series 2001 A, 0.01% 11/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,100,000	5,100,000
Series 2003 1A, 0.01% 11/6/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	2,480,000	2,480,000
Series 2003 A2, 0.01% 11/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	64,000,000	64,000,000
Series 2003 C1, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,800,000	9,800,000
Series 2003 C2, 0.01% 11/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
Series 2013 A6, 0.01% 11/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,200,000	1,200,000
Series 2013 C4, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,100,000	3,100,000
Series 2014 A4, 0.01% 11/2/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	11,750,000	11,750,000
Series 2014 B3, 0.01% 11/2/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,865,000	14,865,000
Series 2015 E4, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	23,600,000	23,600,000
Series 2016 A4, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	8,025,000	8,025,000
Series 2016 A5, 0.01% 11/2/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,000,000	7,000,000
Series C, 0.01% 11/2/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	15,000,000	15,000,000
New York City Trust Cultural Resources Rev.:
(Alvin Ailey Dance Foundation, Inc. Proj.) Series 2003, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	11,510,000	11,510,000
Participating VRDN Series ROC II R 11927, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 3792Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,365,000	6,365,000
Series MS 3275, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,000,000	10,000,000
Series Putters 14 0014, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Series Putters 3281Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,120,000	1,120,000
Series Putters 3518, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,685,000	12,685,000
Series ROC II R 11984, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,000,000	5,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.02% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	2,935,000	2,935,000
(City Univ. Proj.) Series 2008 D, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	30,530,000	30,530,000
(College of New Rochelle Proj.) Series 2008, 0.04% 11/6/15, LOC RBS Citizens NA, VRDN (a)	12,760,000	12,760,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	9,825,000	9,825,000
Series 2006, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	6,075,000	6,075,000
(Univ. of Rochester Proj.) Series 2003 A, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	2,400,000	2,400,000
Participating VRDN:
ROC II R 11944, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	11,400,000	11,400,000
Series EGL 07 0002, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,160,000	5,160,000
Series Putters 1955, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,440,000	6,440,000
Series Putters 3382, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Series Putters 3383, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,995,000	14,995,000
Series Putters 3803, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000,000	6,000,000
Series ROC II R 11722, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	9,870,000	9,870,000
Series ROC II R 11955, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Series ROC II R 11975, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	5,290,000	5,290,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,099,988
Series Putters 3376, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,005,000	2,005,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	49,200,000	49,200,000
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	3,250,000	3,250,000
(1500 Lexington Avenue Proj.) Series A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	30,000,000	30,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	87,005,000	87,005,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.01% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
Series 2002 A, 0.01% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	34,090,000	34,090,000
(455 West 37th Street Hsg. Proj.) Series A, 0.01% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,500,000	17,500,000
(505 West 37th Street Proj.):
Series 2008 A, 0.03% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	46,000,000	46,000,000
Series 2009 A, 0.02% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700,000	27,700,000
Series 2009 B, 0.02% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700,000	27,700,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	182,235,000	182,234,999
0.03% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	66,100,000	66,100,000
Series 2008 A:
0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	18,900,000	18,900,000
0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,090,000	5,090,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,700,000	31,700,000
Series 2009 B, 0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,760,000	17,760,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	30,500,000	30,500,000
(Chelsea Apts. Proj.) Series 2003 A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
(Clinton Green North Hsg. Proj.):
Series 2005 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	40,000,000	40,000,000
Series 2006 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	46,500,000	46,500,000
(Helena Hsg. Proj.) Series 2003 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	29,470,000	29,470,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	9,970,000	9,970,000
(Saville Hsg. Proj.) Series 2002 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	22,000,000	22,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Sea Park West Hsg. Proj.) Series 2004 A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	2,800,000	2,800,000
(South Cove Plaza Proj.) Series A, 0.02% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	4,000,000	4,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Union Square South Proj.) Series 1996 A, 0.02% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	41,550,000	41,550,000
Series 1997 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	18,000,000	18,000,000
Series 2001 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	12,700,000	12,700,000
Series 2002 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	13,000,000	13,000,000
Series 2004 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Series 2008 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	50,100,000	50,100,000
Series 2010 A:
0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	10,100,000	10,100,000
0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,900,000	3,900,000
0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,500,000	34,500,000
Series 2013 A, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
Series 2013 A2, 0.04% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,700,000	5,700,000
Series 2014 A:
0.01% 11/2/15, LOC PNC Bank NA, VRDN (a)	20,975,000	20,975,000
0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	7,700,000	7,700,000
0.01% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,750,000	6,750,000
Series 2014 A2:
0.04% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	11,200,000	11,200,000
0.07% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,300,000	15,300,000
Series 2015 A, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,500,000	21,500,000
Series 2015 A1:
0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	14,300,000	14,300,000
0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	35,990,000	35,990,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	3,565,000	3,565,000
New York Liberty Dev. Corp. Participating VRDN Series Putters 4011 Z, 0.03% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	30,000,000	30,000,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.01% 11/2/15, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D1, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,500,000	2,500,000
Series 2005 D2, 0.01% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,600,000	8,600,000
Series 2005 E1, 0.01% 11/2/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	20,600,000	20,600,000
Series 2015 E1, 0.01% 11/2/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series 2015 E2, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	54,400,000	54,400,000
Series 2015 E3, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	30,200,000	30,200,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XF0133, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,145,000	3,145,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.01% 11/6/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	15,200,000	15,200,000
Series 2004 C3, 0.01% 11/6/15, LOC Mizuho Bank Ltd., VRDN (a)(b)	33,000,000	33,000,000
Series 2010 A3, 0.02% 11/6/15, LOC Bank of Nova Scotia, VRDN (a)(b)	55,150,000	55,150,000
Series 2010 A, 0.01% 11/6/15, LOC Bank of Nova Scotia, VRDN (a)(b)	48,700,000	48,700,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	16,800,000	16,800,000
New York State Hsg. Fin. Agcy. Rev. Series 2015 A, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	3,750,000	3,750,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	8,080,000	8,080,000
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2750, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,655,000	12,655,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.25% 11/6/15, LOC Citibank NA, VRDN (a)(b)	550,000	550,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 0.02% 11/6/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,500,000	3,500,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series BC 12 10W, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,000,000	5,000,000
Series Putters 3330, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,730,000	36,730,000
Series Putters 3685, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series Putters 4405, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,800,000	5,800,000
Series Putters 4406, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R11934, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(c)	9,450,000	9,450,000
Series 2001 C, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,165,000	8,165,000
Series 2002 F, 0.02% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	36,600,000	36,600,000
Series 2003 B1, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	20,200,000	20,200,000
Series 2005 A, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	13,800,000	13,800,000
Series 2005 B2, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	19,700,000	19,700,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,350,000	4,350,000
Series RBC O 74, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,550,000	5,550,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 11/6/15, LOC RBS Citizens NA, VRDN (a)	5,000,000	5,000,000
		3,439,394,146
New York And New Jersey - 3.5%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BC 11 17B, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,150,000	2,150,000
Series EGL 06 107 Class A, 0.05% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)(c)	87,600,000	87,600,000
Series Floaters 14 0001, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,710,000	1,710,000
Series GS 08 31TP, 0.02% 11/6/15 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	20,190,000	20,190,000
Series MS 3249, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500,000	3,500,000
Series Putters 14 0002, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,885,000	8,885,000
Series Putters 14 0010, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,665,000	6,665,000
Series Putters 15 XM013, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,500,000	6,500,000
Series Putters 1546, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,385,000	8,385,000
Series Putters 2945, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,665,000	1,665,000
Series Putters 3991 Z, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,415,000	5,415,000
Series Putters 4001 Z, 0.04% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	985,000	985,000
Series RBC O 19, 0.04% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,700,000	7,700,000
Series ROC II R 11715, 0.05% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)(c)	11,250,000	11,250,000
Series TD 0013, 0.04% 11/6/15 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	5,120,000	5,120,000
Series 1991 2, 0.09% 11/30/15, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 1992 2, 0.06% 11/30/15, VRDN (a)(e)	500,000	500,000
Series 1997 1, 0.06% 11/30/15, VRDN (a)(e)	500,000	500,000
Series 1997 2, 0.06% 11/30/15, VRDN (a)(e)	1,000,000	1,000,000
		186,120,000
Texas - 0.9%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,800,000	4,800,000
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.04% 11/6/15, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.02% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.03% 11/6/15, LOC Fannie Mae, VRDN (a)(b)	3,400,000	3,400,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.21% 11/2/15, VRDN (a)	2,675,000	2,675,000
Series 2004, 0.23% 11/6/15, VRDN (a)(b)	2,200,000	2,200,000
Series 2009 A, 0.21% 11/2/15, VRDN (a)	1,215,000	1,215,000
Series 2009 C, 0.21% 11/2/15, VRDN (a)	1,800,000	1,800,000
Series 2010 B, 0.21% 11/2/15, VRDN (a)	6,600,000	6,600,000
Series 2010 D, 0.21% 11/2/15, VRDN (a)	11,000,000	11,000,000
		46,190,000
Virginia - 0.0%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.03% 11/6/15, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
Wyoming - 0.0%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.21% 11/6/15, VRDN (a)	1,800,000	1,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,748,284,146)		3,748,284,146

Other Municipal Debt - 30.2%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	19,900,000	19,900,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	2,000,000	2,000,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A:
0.4% tender 11/19/15, CP mode	1,000,000	1,000,000
0.4% tender 12/9/15, CP mode	5,800,000	5,800,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.5% tender 11/13/15 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	5,600,000	5,600,000
		12,400,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 11/9/15, CP mode (b)	10,100,000	10,100,000
0.45% tender 11/19/15, CP mode (b)	1,000,000	1,000,000
Series 1990 B, 0.48% tender 11/12/15, CP mode	3,100,000	3,100,000
		14,200,000
New York - 26.9%
Albany Gen. Oblig. BAN 2% 7/1/16	37,200,000	37,598,385
Amherst Central School District BAN Series 2015, 2% 6/23/16	19,421,000	19,622,137
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16 (f)	17,300,000	17,559,846
Amityville Union Free School District TAN Series 2015, 1.5% 6/24/16	8,700,000	8,763,766
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	10,300,000	10,409,356
Bay Shore Union Free School District TAN 2% 6/24/16	17,300,000	17,483,726
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	15,400,000	15,550,037
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	16,633,134	16,749,710
Cheektowaga Gen. Oblig. Bonds Series 2015, 1.75% 7/15/16	934,000	942,428
Clarence Central School District BAN Series 2015, 2% 7/14/16	6,200,000	6,265,145
Clarkstown Central School District BAN 1.25% 11/20/15	5,500,000	5,502,912
Commack Union Free School District TAN 1.5% 6/27/16	13,000,000	13,105,093
Connetquot Central School District TAN 2% 6/27/16	14,600,000	14,765,541
Deer Park Union Free School District TAN 2% 6/27/16	16,400,000	16,579,382
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	10,800,000	10,830,205
1.25% 2/12/16	9,040,000	9,067,245
East Hampton Union Free School District TAN 1.5% 6/28/16 (f)	11,700,000	11,791,260
East Islip Unified School District TAN 2% 6/30/16	19,000,000	19,204,074
Elwood Union Free School District TAN 2% 6/24/16	10,400,000	10,512,508
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2015 A, 4% 5/1/16	9,200,000	9,372,318
Hampton Bays Union Free School District TAN 2% 6/20/16	9,100,000	9,192,395
Hauppauge Union Free School District TAN 2% 6/24/16	11,200,000	11,325,552
Hilton Central School District BAN Series 2015, 1% 6/24/16	15,000,000	15,015,813
Huntington Union Free School District TAN 1.5% 6/24/16	17,300,000	17,439,770
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	6,900,000	6,961,875
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	67,605,000	67,605,000
Kings Park Central School District TAN 2% 6/24/16	13,800,000	13,952,683
Liverpool Central School District Gen. Oblig. BAN 2% 9/30/16	3,020,150	3,059,615
Longwood Central School District TAN 1.5% 6/24/16	17,300,000	17,437,111
Middle Country Century School District TAN 2% 6/27/16	20,600,000	20,829,457
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	7,300,000	7,372,481
New York City Gen. Oblig. Bonds:
Series 1994 A5, 5% 8/1/16	2,115,000	2,189,612
Series 2004 HA, 5% 3/1/16	5,000,000	5,079,225
Series 2012 G1, 5% 4/1/16	1,985,000	2,024,839
Series 2013 F1, 5% 3/1/16	2,250,000	2,285,565
Series 2014 D, 5% 8/1/16	2,710,000	2,803,302
Series 2014 J, 3% 8/1/16	1,965,000	2,004,504
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7:
0.03% 7/25/16, CP	3,435,000	3,435,000
0.04% 6/13/16, CP	13,000,000	13,000,000
0.04% 7/1/16, CP	33,700,000	33,700,000
0.04% 7/11/16, CP	16,000,000	16,000,000
0.04% 7/11/16, CP	25,200,000	25,200,000
Series 8:
0.04% 7/5/16, CP	43,200,000	43,200,000
0.04% 7/11/16, CP	24,835,000	24,835,000
0.04% 6/6/16, CP	14,930,000	14,930,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2007 C1, 5% 11/1/15 (Escrowed to Maturity)	8,965,000	8,965,000
Series 2011 C, 5% 11/1/15 (Escrowed to Maturity)	8,500,000	8,500,000
Series 2011 E, 5% 11/1/15	12,000,000	12,000,000
Series 2012 A, 5% 11/1/15	890,000	890,000
Series 2013 C:
5% 11/1/15	1,460,000	1,460,000
5% 11/1/15 (Escrowed to Maturity)	3,890,000	3,890,000
Series 2013 E, 5% 11/1/15	1,835,000	1,835,000
Series 2013 F1, 4% 2/1/16	1,200,000	1,211,657
Series 2014 A1, 3% 11/1/15	4,700,000	4,700,000
Series 2014 B, 5% 11/1/15 (Escrowed to Maturity)	8,600,000	8,600,000
Series 2014 C, 5% 11/1/15 (Escrowed to Maturity)	6,765,000	6,765,000
Series 2014, 5% 11/1/15	15,360,000	15,360,000
5% 11/1/15	2,665,000	2,665,000
5% 11/1/15	1,310,000	1,310,000
5% 11/1/15 (Escrowed to Maturity)	35,000	35,000
New York City Trust For Cultural Bonds Series 2014 B2, 0.02%, tender 6/10/16 (a)	13,000,000	13,000,000
New York City Trust For Cultural Rev. Bonds Series 2014 B1, 0.02%, tender 2/26/16 (a)	14,200,000	14,200,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2005 B, 5% 12/15/15	2,000,000	2,011,567
Series 2006 D, 5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	2,345,000	2,440,755
Series 2014 C, 4% 3/15/16	21,955,000	22,263,319
Series 2014 E, 3% 2/15/16	20,445,000	20,611,855
Series A, 5% 2/15/16	3,980,000	4,034,600
5% 2/15/16	6,650,000	6,742,205
New York Dorm. Auth. Revs.:
Bonds Series 2008 D, 5% 2/15/16	8,815,000	8,939,084
Series 98, 0.07% 11/4/15, CP	17,200,000	17,200,000
0.07% 1/5/16, CP	5,000,000	5,000,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 2% 3/15/16	21,600,000	21,750,946
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.):
Series 2011 B, 5% 6/15/16	3,190,000	3,283,977
Series 2012 D, 4% 6/15/16	2,920,000	2,986,418
New York Local Govt. Assistance Corp. Bonds:
Series 2010 A, 5% 4/1/16	2,330,000	2,376,020
Series 2012 A, 5% 4/1/16	3,735,000	3,810,154
New York Pwr. Auth.:
Bonds Series 2007 C, 5% 11/15/15	2,795,000	2,800,219
Series 1:
0.03% 11/5/15, CP	31,059,000	31,059,000
0.04% 11/4/15, CP	15,700,000	15,700,000
0.04% 11/5/15, CP	6,500,000	6,500,000
0.04% 12/3/15, CP	17,300,000	17,300,000
0.04% 7/1/16, CP	42,600,000	42,600,000
0.09% 2/4/16, CP	36,695,000	36,695,000
Series 2:
0.03% 11/16/15, CP	6,100,000	6,100,000
0.03% 11/17/15, CP	5,740,000	5,740,000
0.04% 12/1/15, CP	24,830,000	24,830,000
0.05% 1/5/16, CP	21,600,000	21,600,000
0.06% 11/2/15, CP	23,200,000	23,200,000
New York State Envir. Facilities Corp. Rev. Bonds (2010 Master Fing. Prog.) Series 2014 B, 2% 11/15/15	1,730,000	1,731,220
New York State Gen. Oblig. Bonds:
Series 2008 A, 4% 3/1/16	2,030,000	2,055,728
Series 2011 A, 5% 2/15/16	6,090,000	6,174,258
Series 2013 C, 5% 4/15/16	8,700,000	8,891,592
Series 2015 A, 4% 3/15/16	4,580,000	4,644,085
New York Thruway Auth. Hwy. & Bridge Trust Fund Bonds Series 2007 B, 5% 4/1/16	3,305,000	3,370,277
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2010 A, 5% 4/1/16	1,490,000	1,519,153
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 A1, 5% 12/15/15	1,000,000	1,005,792
Series 2009 C, 5% 12/15/15	2,375,000	2,388,727
Series 2010 A, 5% 3/15/16	9,575,000	9,745,889
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	33,078,984	33,569,048
Series 2015 D, 2% 9/30/16	11,700,000	11,869,053
Patchogue Medford Unified Free School District TAN 2% 6/24/16	12,900,000	13,039,972
Pittsford Central School District BAN 1.25% 2/12/16	17,400,000	17,452,440
Port Auth. of New York & New Jersey Bonds Series 186, 4% 10/15/16 (b)	1,200,000	1,241,750
Port Washington Union Free School District TAN 2% 6/21/16	13,500,000	13,644,890
Riverhead Central School District:
BAN 2% 9/16/16	2,280,000	2,312,162
TAN 2% 6/27/16	18,000,000	18,202,679
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16	5,870,000	6,026,784
Rockville Ctr. Union Free School District TAN 2% 6/24/16	6,900,000	6,974,962
Sag Hbr. Union Free School District BAN 1.25% 2/26/16	1,600,000	1,604,595
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	35,600,000	35,600,000
Smithtown Central School District TAN 1.5% 6/30/16	17,300,000	17,441,056
South Huntington Union Free School District TAN 1.5% 6/28/16	13,000,000	13,105,238
Syosset Central School District TAN 2% 6/28/16	20,800,000	21,034,459
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/16	6,250,000	6,421,658
5% 6/1/16	18,000,000	18,500,869
Tonawanda Town BAN 2% 9/1/16	8,225,000	8,332,080
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2002 B, 5.25% 11/15/15	2,345,000	2,349,596
Ulster County Gen. Oblig. BAN Series 2015 A, 2% 11/11/16 (f)	1,145,000	1,160,423
Victor Central School District BAN:
Series 2015 A, 2% 7/7/16	8,600,000	8,698,235
Series 2015 B, 2% 9/23/16	1,663,231	1,684,045
West Babylon Union Free School District BAN 2% 8/5/16	3,400,000	3,437,240
West Seneca BAN 2% 7/28/16	25,800,000	26,095,117
		1,446,840,721
New York And New Jersey - 2.2%
Port Auth. of New York & New Jersey:
Bonds:
3% 11/1/15 (b)	6,080,000	6,080,000
3% 5/1/16 (b)	6,570,000	6,658,689
4% 6/1/16	1,155,000	1,179,595
5% 9/1/16 (b)	5,645,000	5,862,949
Series A:
0.03% 12/1/15, CP (b)	12,800,000	12,800,000
0.03% 12/4/15, CP (b)	5,030,000	5,030,000
0.03% 12/7/15, CP (b)	7,700,000	7,700,000
0.04% 12/10/15, CP (b)	6,500,000	6,500,000
0.07% 12/17/15, CP (b)	14,010,000	14,010,000
0.08% 12/16/15, CP (b)	13,900,000	13,900,000
0.1% 11/24/15, CP (b)	14,215,000	14,215,000
Series B:
0.03% 11/24/15, CP	5,700,000	5,700,000
0.04% 12/9/15, CP	5,195,000	5,195,000
0.04% 12/28/15, CP	4,205,000	4,205,000
0.08% 12/8/15, CP	6,500,000	6,500,000
		115,536,233
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 11/6/15, CP mode	900,000	900,000
Washington - 0.1%
Port of Seattle Rev. Series B1, 0.06% 11/6/15, LOC Bank of America NA, CP (b)	2,455,000	2,455,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 11/19/15, CP mode (b)	2,400,000	2,400,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 11/6/15, CP mode (b)	3,700,000	3,700,000
		6,100,000
TOTAL OTHER MUNICIPAL DEBT
(Cost $1,620,331,954)		1,620,331,954
	Shares	Value

Investment Company - 0.5%
Fidelity Municipal Cash Central Fund, 0.02%(g)(h)
(Cost $26,159,000)	26,159,000	26,159,000
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $5,394,775,100)		5,394,775,100
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(21,101,423)
NET ASSETS - 100%		$5,373,673,677

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,150,000 or 0.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $76,005,000 or 1.4% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$67,605,000
Port Auth. of New York & New Jersey Series 1991 2, 0.09% 11/30/15, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.06% 11/30/15, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.06% 11/30/15, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.06% 11/30/15, VRDN	7/8/13	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$30,899
Total	$30,899

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2015 the cost for Federal Income Tax Purposes was $5,394,775,100.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

October 31, 2015

1.809073.112
SNM-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 69.9%
	Principal Amount	Value
Alabama - 0.1%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.02% 11/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	$1,000,000	$1,000,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 11/6/15, VRDN (a)	3,950,000	3,950,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.09% 11/6/15, VRDN (a)	1,500,000	1,500,000
Georgia - 0.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.19% 11/2/15, VRDN (a)	300,000	300,000
Series 2013, 0.22% 11/6/15, VRDN (a)	2,200,000	2,200,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.19% 11/2/15, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 11/6/15, VRDN (a)	600,000	600,000
		4,100,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 11/6/15, VRDN (a)	2,100,000	2,100,000
Series 2010 B1, 0.31% 11/6/15, VRDN (a)	2,100,000	2,100,000
		4,200,000
New York - 66.3%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.03% 11/6/15, LOC Bank of America NA, VRDN (a)	1,505,000	1,505,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.02% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,250,000	3,250,000
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1A, 0.03% 11/6/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	13,300,000	13,300,000
Series 2012 C, 0.01% 11/6/15, LOC Barclays Bank PLC, VRDN (a)	1,400,000	1,400,000
Subseries 2001 2B, 0.02% 11/2/15, LOC Bayerische Landesbank Girozentrale, VRDN (a)	9,200,000	9,200,000
New York City Gen. Oblig.:
Participating VRDN:
Series MS 3361, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000,000	5,000,000
Series Putters 3118, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,185,000	5,185,000
Series ROC II R 14045, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Series 2004 A2, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	22,000,000	22,000,000
Series 2004 H2 0.01% 11/6/15, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,800,000	3,800,000
Series 2006 E2, 0.01% 11/2/15, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2006 H1, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,435,000	4,435,000
Series 2006 I4, 0.01% 11/2/15 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	4,900,000	4,900,000
Series 2008 L4, 0.01% 11/2/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000,000	1,000,000
Series 2008 L5, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	2,500,000	2,500,000
Series 2010 G4, 0.01% 11/6/15 (Liquidity Facility Barclays Bank PLC), VRDN (a)	12,900,000	12,900,000
Series 2011 A4, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,100,000	4,100,000
Series 2013 F3, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	7,100,000	7,100,000
Series 2014 D3, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,400,000	2,400,000
Series 2015 F6, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
Series 2104 1, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500,000	2,500,000
Series D5, 0.01% 11/2/15, LOC PNC Bank NA, VRDN (a)	2,300,000	2,300,000
Series H2, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,500,000	3,500,000
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.01% 11/6/15, LOC JPMorgan Chase Bank, VRDN (a)	3,300,000	3,300,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	11,300,000	11,300,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Bruckner by the Bridge Proj.) Series 2008 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	1,900,000	1,900,000
Series 2013 A, 0.02% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	3,000,000	3,000,000
(90 West Street Proj.) Series 2006 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	35,830,000	35,829,997
Series 2009 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	5,000,000	5,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	2,305,000	2,305,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 15 XF0129, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,700,000	1,700,000
Series BC 13 3WX, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,965,000	1,965,000
Series EGL 09 46A, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
Series Floaters 3129, 0.01% 11/6/15 (Liquidity Facility Cr. Suisse AG) (a)(b)	2,100,000	2,100,000
Series MS 00 3387, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
Series MS 3373, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,505,000	3,505,000
Series Putters 3384, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,870,000	1,870,000
Series Putters 4397, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000,000	5,000,000
Series ROC II R 11916, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	2,040,000	2,040,000
Series 2006 AA-1B, 0.01% 11/2/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,400,000	4,400,000
Series 2009 BB2, 0.01% 11/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Series 2011 DD-3A, 0.01% 11/2/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,220,000	2,220,000
Series 2014 AA, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,800,000	1,800,000
Series 2016 AA2, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
0.01% 11/2/15 (Liquidity Facility PNC Bank NA), VRDN (a)	1,900,000	1,900,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series 15 XM0086, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Series 2014 XM0029, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	3,000,000	3,000,000
Series BC 11 7B, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,000,000	4,000,000
Series MS 3360, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,130,000	3,130,000
Series MS 3393, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,890,000	2,890,000
Series Putters 3857, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500,000	2,500,000
Series Putters 3868, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,750,000	3,750,000
Series Putters 4043, 0.05% 11/2/15 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	14,390,000	14,390,000
Series 1999 A2, 0.01% 11/6/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,400,000	2,400,000
Series 2003 A2, 0.01% 11/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 A3, 0.01% 11/6/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	2,200,000	2,200,000
Series 2003 A4, 0.01% 11/2/15 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,700,000	1,700,000
Series 2013 C4, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,500,000	6,500,000
Series 2015 E4, 0.01% 11/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,400,000	3,400,000
Series 2016 A4, 0.01% 11/2/15 (Liquidity Facility Bank of America NA), VRDN (a)	1,300,000	1,300,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3281Z, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	210,000	210,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.02% 11/6/15, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,240,000	1,240,000
(City Univ. Proj.) Series 2008 D, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	7,500,000	7,500,000
(College of New Rochelle Proj.) Series 2008, 0.04% 11/6/15, LOC RBS Citizens NA, VRDN (a)	5,990,000	5,990,000
(Culinary Institute of America Proj.) Series 2004 D, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	9,125,000	9,125,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(The Culinary Institute of America Proj.) Series 2006, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	1,275,000	1,275,000
Participating VRDN:
Series Putters 1955, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,100,000	1,100,000
Series ROC II R 11722, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	5,035,000	5,035,000
Series 2006 A2, 0.02% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	4,500,000	4,500,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,370,000	4,370,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	19,100,000	19,099,989
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.02% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.02% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.):
Series 2009 A, 0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,100,000	4,100,000
Series 2009 B, 0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,600,000	2,600,000
(88 Leonard Street Proj.) Series 2005 A, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400,000	1,400,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	3,200,000	3,200,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,175,000	2,175,000
Series 2008 A, 0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	8,500,000	8,500,000
Series 2009 A, 0.01% 11/6/15, LOC Fannie Mae, VRDN (a)	3,900,000	3,900,000
Series 2010 A:
0.01% 11/6/15, LOC Freddie Mac, VRDN (a)	1,600,000	1,600,000
0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	600,000	600,000
0.02% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,000,000	4,000,000
Series 2013 A, 0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	30,300,000	30,300,000
Series 2013 A2:
0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	2,100,000	2,100,000
0.04% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,800,000	2,800,000
Series 2014 A:
0.01% 11/2/15, LOC PNC Bank NA, VRDN (a)	2,500,000	2,500,000
0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	1,300,000	1,300,000
0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	10,000,000	10,000,000
Series 2014 A2:
0.04% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,800,000	1,800,000
0.07% 11/6/15, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,500,000	2,500,000
Series 2015 A:
0.01% 11/6/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,500,000	6,500,000
0.01% 11/6/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Series 2015 A1:
0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	2,200,000	2,200,000
0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	7,300,000	7,300,000
Series 2015 A2:
0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	5,200,000	5,200,000
0.01% 11/6/15, LOC Bank of New York, New York, VRDN (a)	1,400,000	1,400,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.01% 11/6/15, LOC Bank of America NA, VRDN (a)	1,285,000	1,285,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1G, 0.01% 11/9/15, LOC TD Banknorth, NA, VRDN (a)	3,275,000	3,275,000
Series 2005 D2, 0.01% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800,000	3,800,000
Series 2005 E1, 0.01% 11/2/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	3,900,000	3,900,000
Series 2015 E1, 0.01% 11/2/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,400,000	1,400,000
Series 2015 E2, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	8,600,000	8,600,000
Series 2015 E3, 0.01% 11/6/15, LOC Citibank NA, VRDN (a)	4,800,000	4,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,140,000	3,140,000
Series 15 XF0139, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,340,000	3,340,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 0.01% 11/2/15, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series MS 3083, 0.02% 11/6/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	6,975,000	6,975,000
Series Putters 3685, 0.02% 11/6/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,605,000	5,605,000
Series 2001 C, 0.01% 11/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,400,000	1,400,000
Series 2002 F, 0.02% 11/2/15, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,600,000	5,600,000
Series 2003 B1, 0.01% 11/6/15, LOC PNC Bank NA, VRDN (a)	8,100,000	8,100,000
Series 2003 B3, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	3,500,000	3,500,000
Series 2005 A, 0.01% 11/6/15, LOC TD Banknorth, NA, VRDN (a)	2,200,000	2,200,000
Series 2005 B2, 0.01% 11/2/15, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.02% 11/6/15 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.22% 11/6/15, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		548,059,986
New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series 15 XF2163, 0.01% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	1,220,000	1,220,000
Series BC 11 17B, 0.03% 11/6/15 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,150,000	2,150,000
Series ROC II R 14077, 0.02% 11/6/15 (Liquidity Facility Citibank NA) (a)(b)	1,085,000	1,085,000
Series 1997 1, 0.06% 11/30/15, VRDN (a)(d)	1,500,000	1,500,000
Series 1997 2, 0.06% 11/30/15, VRDN (a)(d)	3,800,000	3,800,000
		9,755,000
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.15% 11/6/15, LOC Bank of America NA, VRDN (a)	2,790,000	2,790,000
Texas - 0.3%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.21% 11/2/15, VRDN (a)	300,000	300,000
Series 2010 B, 0.21% 11/2/15, VRDN (a)	600,000	600,000
Series 2010 C, 0.21% 11/2/15, VRDN (a)	1,000,000	1,000,000
Series 2010 D, 0.21% 11/2/15, VRDN (a)	800,000	800,000
		2,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $578,054,986)		578,054,986

Other Municipal Debt - 29.7%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,200,000	3,200,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	300,000	300,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 11/19/15, CP mode	1,600,000	1,600,000
Series 1993 A, 0.4% tender 12/9/15, CP mode	2,100,000	2,100,000
		3,700,000
New York - 28.4%
Albany Gen. Oblig. BAN 2% 7/1/16	6,225,299	6,291,967
Amherst Central School District BAN Series 2015, 2% 6/23/16	3,300,000	3,334,177
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16 (e)	2,700,000	2,740,554
Amityville Union Free School District TAN Series 2015, 1.5% 6/24/16	1,300,000	1,309,528
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	1,700,000	1,718,049
Bay Shore Union Free School District TAN 2% 6/24/16	2,700,000	2,728,674
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	2,600,000	2,625,331
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	2,800,000	2,819,624
Clarence Central School District BAN Series 2015, 2% 7/14/16	1,017,500	1,028,191
Clarkstown Central School District BAN 1.25% 11/20/15	1,000,000	1,000,529
Commack Union Free School District TAN 1.5% 6/27/16	2,000,000	2,016,168
Connetquot Central School District TAN 2% 6/27/16	2,400,000	2,427,212
Deer Park Union Free School District TAN 2% 6/27/16	2,600,000	2,628,439
East Greenbush Central School District BAN:
Series 2015, 1.2% 2/12/16	1,700,000	1,704,754
1.25% 2/12/16	1,400,000	1,404,219
East Hampton Union Free School District TAN 1.5% 6/28/16 (e)	1,800,000	1,814,040
East Islip Unified School District TAN 2% 6/30/16	3,000,000	3,032,222
Elwood Union Free School District TAN 2% 6/24/16	1,600,000	1,617,309
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2015 A, 4% 5/1/16	1,495,000	1,523,002
Hampton Bays Union Free School District TAN 2% 6/20/16	1,500,000	1,515,230
Hauppauge Union Free School District TAN 2% 6/24/16	1,800,000	1,820,178
Hilton Central School District BAN Series 2015, 1% 6/24/16	2,500,000	2,502,636
Huntington Union Free School District TAN 1.5% 6/24/16	2,700,000	2,721,814
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	1,100,000	1,109,864
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	11,745,000	11,745,000
Kings Park Central School District TAN 2% 6/24/16	2,200,000	2,224,341
Liverpool Central School District Gen. Oblig. BAN 2% 9/30/16	500,000	506,534
Longwood Central School District TAN 1.5% 6/24/16	2,700,000	2,721,399
Middle Country Century School District TAN 2% 6/27/16	3,400,000	3,437,872
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	1,200,000	1,211,915
New York City Gen. Oblig. Bonds:
Series 2013 F1, 5% 3/1/16	1,000,000	1,016,136
Series 2014 J, 3% 8/1/16	1,000,000	1,020,436
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 7:
0.04% 6/13/16, CP	2,000,000	2,000,000
0.04% 7/1/16, CP	5,300,000	5,300,000
0.04% 7/11/16, CP	2,500,000	2,500,000
Series 8:
0.04% 7/5/16, CP	6,800,000	6,800,000
0.04% 7/11/16, CP	8,500,000	8,500,000
0.04% 6/6/16, CP	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2010 D:
5% 11/1/15	395,000	395,000
5% 11/1/15 (Escrowed to Maturity)	50,000	50,000
Series 2011 C, 5% 11/1/15 (Escrowed to Maturity)	1,365,000	1,365,000
Series 2011 E, 5% 11/1/15	2,435,000	2,435,000
Series 2012 A, 5% 11/1/15	1,295,000	1,295,000
Series 2012 E1, 3% 2/1/16 (Escrowed to Maturity)	3,490,000	3,514,212
Series 2014 A1, 3% 11/1/15	5,300,000	5,300,000
Series 2014 B, 5% 11/1/15 (Escrowed to Maturity)	1,400,000	1,400,000
New York City Trust For Cultural Bonds Series 2014 B2, 0.02%, tender 6/10/16 (a)	2,000,000	2,000,000
New York City Trust For Cultural Rev. Bonds Series 2014 B1, 0.02%, tender 2/26/16 (a)	2,300,000	2,300,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2007 C, 5% 3/15/16	1,400,000	1,425,262
Series 2011 E, 5% 8/15/16	1,450,000	1,503,505
Series 2014 C, 4% 3/15/16	3,700,000	3,751,960
Series 2014 E, 3% 2/15/16	3,100,000	3,125,300
New York Dorm. Auth. Revs.:
Bonds Series 2008 D, 5% 2/15/16	1,400,000	1,419,707
Series 98, 0.07% 11/4/15, CP	2,800,000	2,800,000
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 2% 3/15/16	3,400,000	3,423,760
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2011 B, 5% 6/15/16	500,000	514,730
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2006 B, 5% 11/15/15	2,390,000	2,394,376
New York Pwr. Auth.:
Series 1:
0.03% 11/5/15, CP	4,800,000	4,800,000
0.04% 11/4/15, CP	2,500,000	2,500,000
0.04% 11/5/15, CP	1,000,000	1,000,000
0.04% 12/3/15, CP	2,700,000	2,700,000
0.04% 7/1/16, CP	6,600,000	6,600,000
0.09% 2/4/16, CP	5,700,000	5,700,000
Series 2:
0.03% 11/16/15, CP	900,000	900,000
0.03% 11/17/15, CP	900,000	900,000
0.04% 12/1/15, CP	3,900,000	3,900,000
0.05% 1/5/16, CP	3,400,000	3,400,000
0.06% 11/2/15, CP	3,780,000	3,780,000
New York State Gen. Oblig. Bonds:
Series 2013 C, 5% 4/15/16	1,300,000	1,328,629
Series 2015 A, 4% 3/15/16	700,000	709,795
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2007 A, 5% 3/15/16	1,300,000	1,322,673
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Bonds Series 2008 B, 5% 4/1/16	1,120,000	1,141,914
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 A1, 5% 12/15/15	1,000,000	1,005,757
Series 2010 A, 5% 3/15/16	2,250,000	2,289,748
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	5,200,000	5,277,038
Series 2015 D, 2% 9/30/16	1,818,531	1,844,807
Patchogue Medford Unified Free School District TAN 2% 6/24/16	2,100,000	2,122,786
Pittsford Central School District BAN 1.25% 2/12/16	2,600,000	2,607,836
Port Auth. of New York & New Jersey Bonds 5% 12/1/15	1,130,000	1,134,457
Port Washington Union Free School District TAN 2% 6/21/16	2,200,000	2,223,612
Riverhead Central School District TAN 2% 6/27/16	3,000,000	3,033,780
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16	1,000,000	1,026,709
Rockville Ctr. Union Free School District TAN 2% 6/24/16	1,100,000	1,111,950
Sag Hbr. Union Free School District BAN 1.25% 2/26/16	300,000	300,862
Schenectady County Gen. Oblig. BAN 0.3% 2/17/16	5,600,000	5,600,000
Smithtown Central School District TAN 1.5% 6/30/16	2,700,000	2,722,015
South Huntington Union Free School District TAN 1.5% 6/28/16	2,000,000	2,016,190
Syosset Central School District TAN 2% 6/28/16	3,200,000	3,236,071
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/16	700,000	719,287
5% 6/1/16	2,010,000	2,066,009
Tonawanda Town BAN 2% 9/1/16	1,300,000	1,316,925
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2002 B, 5.25% 11/15/15	400,000	400,784
Victor Central School District BAN:
Series 2015 A, 2% 7/7/16	1,400,000	1,415,992
Series 2015 B, 2% 9/23/16	300,000	303,754
West Babylon Union Free School District BAN 2% 8/5/16	600,000	606,572
West Seneca BAN 2% 7/28/16	4,200,000	4,248,042
		234,544,150
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey:
Bonds 4% 12/1/15	1,355,000	1,359,250
Series B:
0.03% 11/24/15, CP	900,000	900,000
0.04% 12/28/15, CP	700,000	700,000
0.08% 12/8/15, CP	1,045,000	1,045,000
		4,004,250
TOTAL OTHER MUNICIPAL DEBT
(Cost $245,748,400)		245,748,400
	Shares	Value

Investment Company - 1.4%
Fidelity Tax-Free Cash Central Fund, 0.01% (f)(g)	11,129,000	11,129,000
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $834,932,386)		834,932,386
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,035,074)
NET ASSETS - 100%		$826,897,312

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,150,000 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,045,000 or 2.1% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.1%, tender 1/7/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$11,745,000
Port Auth. of New York & New Jersey Series 1997 1, 0.06% 11/30/15, VRDN	10/14/14 - 5/8/15	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.06% 11/30/15, VRDN	1/3/13 - 9/12/14	$3,800,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$5,505

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At October 31, 2015 the cost of investment securities for income tax purposes was $834,932,386.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015